Note 4 - Accumulated Other Comprehensive Loss (Details) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
	$ (694,000)	$ (417,000)
	1,242,000	702,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Unrealized losses on investment securities available for sale		88,000	[1]
		(30,000)	[1]
		$ (58,000)	[1]

[1]	Amounts in parentheses indicate debits.